Exempt Party-in-Interest Transactions (Details) - EBP-001 - EBP, Employer, Common Stock - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Number of Shares	795,804	903,411
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 27,883,710	$ 28,672,503
EBP, Investment, Purchased, Number of Shares	9,700
EBP, Investment Acquired, Excluding Plan Interest in Master Trust, Cost	$ 3,056,140